Other income and other expenses - Other operating income (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Other income and other expenses
Damages/insurance proceeds	€ 53,206	€ 12,282	€ 21,224
Exchange gains	8,857,966	3,326,593	911,779
Miscellaneous other operating income	2,716,140	1,630,159	1,425,994
Total	11,627,312	4,969,034	2,358,997
Tooling income		492,000	€ 771,000
Miscellaneous other operating income from expense reimbursements	1,096,000	274,000
Income from non-operating activities	€ 688,000
ECL reduction		€ 326,000